June 16, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

	RE:	Kobren Insight Funds (the "Fund")
		File Nos. 333-12075/811-07813

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund, does not differ from that contained in Post-Effective
Amendment No. 1 (the "Amendment") to the Fund's Registration
Statement on Form N-1A. This Amendment was filed electronically on June 13, 1997 (Accession # 00000927405-97-000202).

Should you have any comments on this filing, please contact the undersigned at (617) 573-1550. Please return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,



/s/Amy S. Battis
Amy S. Battis
Legal Product Manager





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